Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Schedule Of Future Minimum Rental Payments For Operating Leases

Year	Amount

2012	$ 1,371,748
2013	1,275,544
2014	1,234,023
2015	1,230,024
2016	1,261,422
Remaining	10,365,541
$ 16,738,302